Intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000
Additions/ (Amortization)	112,138	(13,716)	98,422
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Additions/ (Amortization)	15,790	(37,496)	(21,706)
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Amortization	—	(18,285)	(18,285)
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets
Year	Amount
2024	$18,120
2025	14,251
2026	8,215
2027	4,982
2028	4,982
2029 and thereafter	9,881
Total	$60,431

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Additions/ (Amortization)	388	(74,963)	(74,575)
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906
Amortization	—	(19,922)	(19,922)
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities
Year	Amount
2024	$12,718
2025	11,680
2026	3,586
2027	—
2028	—
2029 and thereafter	—
Total	$27,984